Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory rate	31.50%	35.00%	35.00%
State income tax, net of federal tax	2.00%	4.00%	(145.70%)
United States Tax Reform	(40.60%)	0.00%	0.00%
Change in Indefinite Reinvestment Assertion	3.30%	0.00%	0.00%
Loss of attributes due to merger	5.10%	0.00%	0.00%
Change in uncertain tax positions	(0.20%)	3.40%	(685.00%)
Foreign tax rate differential	(5.70%)	41.10%	(377.40%)
Capitalized transaction costs	1.00%	(12.10%)	22.30%
Change in valuation allowances	(7.70%)	(34.30%)	743.60%
Excess tax benefits for stock compensation	(3.00%)	11.30%	(230.00%)
Prepaid tax asset amortization	0.30%	(7.10%)	78.80%
Income Tax and Foreign Tax Credits	(7.60%)	2.00%	(58.00%)
Other items, net	3.00%	(0.80%)	(3.60%)
Effective tax rate	(18.60%)	42.50%	(620.00%)